Investments in Unconsolidated Subsidiaries and Affiliates (Tables)	9 Months Ended
Sep. 30, 2016
Equity Method Investments And Joint Ventures [Abstract]
Summary of Investments in Unconsolidated Subsidiaries and Affiliates

A summary of investments in unconsolidated subsidiaries and affiliates as of September 30, 2016 and December 31, 2015 is as follows:

	September 30, 2016	December 31, 2015
	(in millions)
Equity method	$486	$519
Cost method	8	8
Total	$494	$527